Organization and Basis of Presentation - Summary of Cash Flow Statement of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net cash (used in)/generated from operating activities	¥ (28,400)	$ (4,068)	¥ (92,261)	¥ (255,783)
Net cash used in investing activities	(4,391)	(628)	(4,412)	(9,300)
Net cash (used in)/generated from financing activities	1,900	272	(72)	(48,832)
VIE and VIE's subsidiaries [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net cash (used in)/generated from operating activities	85,227	12,185	(160,551)	(2,768)
Net cash used in investing activities	(2,684)	(384)	(3,226)	(606)
Net cash (used in)/generated from financing activities	¥ 1,900	$ 271	¥ 0	¥ (68,894)